BALANCE SHEET COMPONENTS - WORKFORCE REDUCTION PLAN (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($) individual
BALANCE SHEET COMPONENTS
Number of individuals terminated or notified of their upcoming termination | individual	46
Percentage of number of individuals terminated or notified of their upcoming termination	90.00%
Incurred costs	$ 6.4
Severance benefits	2.4
Liabilities associated with the Workforce Reduction Plan	$ 4.0